Consolidated Balance Sheets (Unaudited) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash and cash equivalents	$ 17,731	$ 15,072
Restricted cash	4,080	4,159
Trade accounts receivable	2,220	4,762
Inventories (Note 4)	2,896	3,867
Due from managers	81	70
Prepaid expenses and other receivables	3,168	3,467
Total current assets	30,176	31,397
FIXED ASSETS, NET
Vessels and other fixed assets, net (Note 5)	608,238	638,532
Total fixed assets, net	608,238	638,532
OTHER NON-CURRENT ASSETS
Deferred finance charges, net	1,519	1,776
Restricted cash	24,124	25,524
Fair value of above market acquired time charter (Note 6)	17,532	20,699
TOTAL ASSETS	681,589	717,928
CURRENT LIABILITIES
Current portion of long term debt (Note 7)	36,637	34,674
Accounts payable	3,547	8,501
Due to related parties (Note 3)	250	436
Due to managers	0	48
Accrued liabilities	3,487	3,870
Derivative instruments (Note 14)	0	82
Deferred revenue	4,168	4,543
Total current liabilities	48,089	52,154
NON-CURRENT LIABILITIES
Long term debt (Note 7)	205,476	231,466
Other non-current liabilities	146	95
TOTAL LIABILITIES	253,711	283,715
STOCKHOLDERS' EQUITY
Preferred Stock; $0.01 par value, authorized 25,000,000 shares; none issued or outstanding at December 31, 2011 and June 30, 2012 (Note 8)	0	0
Common Stock, $0.01 par value, 300,000,000 shares authorized; 80,358,360 and 81,012,403 shares issued and outstanding at December 31, 2011 and June 30, 2012, respectively	810	804
Additional paid-in capital	520,046	519,511
Accumulated deficit	(92,978)	(86,102)
Total stockholders' equity	427,878	434,213
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 681,589	$ 717,928